Material Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Mar. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments held at fair value [Line Items]
Cash and cash equivalents	$ 191,081		$ 149,866	$ 465,708	$ 403,881
Short-term investments	$ 136,062		$ 200,229
Lease, term of contract	10 years
Vedanta
Investments held at fair value [Line Items]
Percent voting rights		47.00%